Segment Information (Disaggregation of Revenues for Revenues From Contracts With Customers, by Goods and Services Category and Geographical Location) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Segment Reporting Information [Line Items]
Revenues from contracts with customers	¥ 301,299	¥ 249,114	¥ 595,111	¥ 505,743
Segment revenues /Total revenues	632,721	547,097	1,241,534	1,084,738
Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	81,654	66,019	171,478	153,311
Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	29,897	18,269	59,177	39,342
Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	55,580	39,939	110,462	76,927
Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	18,238	17,312	37,798	34,797
Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	8,093	6,414	13,312	7,887
Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	33,871	36,333	62,438	69,640
Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	25,123	25,053	50,205	48,954
Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	22,453	18,627	39,263	33,559
Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	26,390	21,148	50,978	41,326
Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers	301,299	249,114	595,111	505,743
Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	331,422	297,983	646,423	578,995
Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers	241,129	202,036	476,681	414,871
The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers	24,415	20,364	48,509	39,669
Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers	35,755	26,714	69,921	51,203
Operating Segment
Segment Reporting Information [Line Items]
Segment revenues /Total revenues	633,792	548,275	1,242,567	1,087,269
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Segment revenues /Total revenues	105,752	88,627	202,514	167,276
Operating Segment | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	81,250	65,779	170,846	153,005
Operating Segment | Sales of Goods | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	836	782	1,446	1,390
Operating Segment | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	29,897	18,269	59,177	39,342
Operating Segment | Real Estate Sales | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	29,864	18,035	59,110	38,903
Operating Segment | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	55,593	39,966	110,493	76,979
Operating Segment | Asset Management and Servicing | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	1,387	1,345	3,117	2,967
Operating Segment | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	18,245	17,313	37,804	34,799
Operating Segment | Automobile related services | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	7,927	6,276	13,004	7,644
Operating Segment | Facilities operation | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	7,927	6,276	13,004	7,644
Operating Segment | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	34,444	36,698	63,452	70,365
Operating Segment | Environment and energy services | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	26,217	25,660	51,685	50,210
Operating Segment | Real estate management and brokerage | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	26,217	25,660	51,685	50,210
Operating Segment | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	22,567	18,722	39,371	33,678
Operating Segment | Real estate contract work | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	22,567	18,722	39,371	33,678
Operating Segment | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	25,816	20,739	49,373	40,551
Operating Segment | Other | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	377	487	717	814
Operating Segment | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers	301,956	249,422	595,205	506,573
Operating Segment | Sales of Goods and Real Estate and Service [Member] | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	89,175	71,307	168,450	135,606
Operating Segment | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	331,836	298,853	647,362	580,696
Operating Segment | Other Revenue | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	16,577	17,320	34,064	31,670
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Segment revenues /Total revenues	120,483	107,072	230,275	209,144
Operating Segment | Corporate Financial Services and Maintenance Leasing | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	2,251	2,269	5,512	4,661
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	89	107	160	168
Operating Segment | Corporate Financial Services and Maintenance Leasing | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	14,897	14,465	31,332	29,140
Operating Segment | Corporate Financial Services and Maintenance Leasing | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	806	818	1,561	1,740
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	13,395	12,496	25,877	23,428
Operating Segment | Corporate Financial Services and Maintenance Leasing | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers	31,438	30,155	64,442	59,137
Operating Segment | Corporate Financial Services and Maintenance Leasing | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	89,045	76,917	165,833	150,007
Operating Segment | PE Investment and Concession
Segment Reporting Information [Line Items]
Segment revenues /Total revenues	92,526	68,053	192,150	157,826
Operating Segment | PE Investment and Concession | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	76,664	61,382	161,106	144,417
Operating Segment | PE Investment and Concession | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | PE Investment and Concession | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	3	8	12	17
Operating Segment | PE Investment and Concession | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | PE Investment and Concession | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | PE Investment and Concession | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	44	0	44	0
Operating Segment | PE Investment and Concession | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | PE Investment and Concession | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | PE Investment and Concession | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	6,838	4,438	13,630	9,534
Operating Segment | PE Investment and Concession | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers	83,549	65,828	174,792	153,968
Operating Segment | PE Investment and Concession | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	8,977	2,225	17,358	3,858
Operating Segment | Environment and energy services
Segment Reporting Information [Line Items]
Segment revenues /Total revenues	34,569	36,909	63,898	70,865
Operating Segment | Environment and energy services | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	920	719	1,688	1,278
Operating Segment | Environment and energy services | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Environment and energy services | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Environment and energy services | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	51	60	101	119
Operating Segment | Environment and energy services | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Environment and energy services | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	33,170	35,515	61,166	68,016
Operating Segment | Environment and energy services | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Environment and energy services | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Environment and energy services | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	178	270	432	662
Operating Segment | Environment and energy services | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers	34,319	36,564	63,387	70,075
Operating Segment | Environment and energy services | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	250	345	511	790
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Segment revenues /Total revenues	125,907	118,682	235,088	235,754
Operating Segment | Insurance | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Insurance | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Insurance | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Insurance | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Insurance | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Insurance | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Insurance | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Insurance | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Insurance | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	515	397	1,002	780
Operating Segment | Insurance | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers	515	397	1,002	780
Operating Segment | Insurance | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	125,392	118,285	234,086	234,974
Operating Segment | Banking and Credit
Segment Reporting Information [Line Items]
Segment revenues /Total revenues	20,271	20,997	43,097	41,661
Operating Segment | Banking and Credit | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Banking and Credit | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Banking and Credit | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	77	50	145	95
Operating Segment | Banking and Credit | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Banking and Credit | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Banking and Credit | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Banking and Credit | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Banking and Credit | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Banking and Credit | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	1,436	1,191	2,822	2,033
Operating Segment | Banking and Credit | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers	1,513	1,241	2,967	2,128
Operating Segment | Banking and Credit | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	18,758	19,756	40,130	39,533
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Segment revenues /Total revenues	9,285	7,329	17,748	14,876
Operating Segment | Aircraft and Ships | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Aircraft and Ships | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Aircraft and Ships | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	9	10	15	13
Operating Segment | Aircraft and Ships | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Aircraft and Ships | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Aircraft and Ships | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Aircraft and Ships | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Aircraft and Ships | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Aircraft and Ships | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	1,872	699	3,157	1,492
Operating Segment | Aircraft and Ships | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers	1,881	709	3,172	1,505
Operating Segment | Aircraft and Ships | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	7,404	6,620	14,576	13,371
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Segment revenues /Total revenues	37,294	33,090	84,988	57,859
Operating Segment | ORIX USA | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	552	623	1,066	1,202
Operating Segment | ORIX USA | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	33	234	67	439
Operating Segment | ORIX USA | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	3,328	3,208	7,806	6,817
Operating Segment | ORIX USA | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | ORIX USA | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | ORIX USA | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	424	365	681	609
Operating Segment | ORIX USA | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | ORIX USA | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | ORIX USA | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	962	716	1,302	1,439
Operating Segment | ORIX USA | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers	5,299	5,146	10,922	10,506
Operating Segment | ORIX USA | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	31,995	27,944	74,066	47,353
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Segment revenues /Total revenues	50,648	36,881	101,104	73,046
Operating Segment | ORIX Europe | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | ORIX Europe | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | ORIX Europe | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	50,700	35,238	99,238	66,902
Operating Segment | ORIX Europe | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | ORIX Europe | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | ORIX Europe | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | ORIX Europe | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | ORIX Europe | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | ORIX Europe | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	22	37	38	52
Operating Segment | ORIX Europe | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers	50,722	35,275	99,276	66,954
Operating Segment | ORIX Europe | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	(74)	1,606	1,828	6,092
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Segment revenues /Total revenues	37,057	30,635	71,705	58,962
Operating Segment | Asia and Australia | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	27	4	28	57
Operating Segment | Asia and Australia | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Asia and Australia | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Asia and Australia | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	3,297	2,788	6,371	5,540
Operating Segment | Asia and Australia | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Asia and Australia | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Asia and Australia | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Asia and Australia | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Asia and Australia | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	221	8	396	317
Operating Segment | Asia and Australia | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers	3,545	2,800	6,795	5,914
Operating Segment | Asia and Australia | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	33,512	27,835	64,910	53,048
Operating Segment | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers	241,776	202,443	476,753	415,675
Operating Segment | Japan | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	89,175	71,307	168,450	135,606
Operating Segment | Japan | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	31,273	29,976	63,975	58,715
Operating Segment | Japan | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers	83,549	65,828	174,792	153,968
Operating Segment | Japan | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	34,319	33,402	63,387	64,122
Operating Segment | Japan | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers	515	397	1,002	780
Operating Segment | Japan | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers	1,513	1,241	2,967	2,128
Operating Segment | Japan | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers	1,432	292	2,180	355
Operating Segment | Japan | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Japan | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Japan | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	1
Operating Segment | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers	24,415	20,364	48,509	39,669
Operating Segment | The Americas | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | The Americas | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | The Americas | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | The Americas | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | The Americas | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | The Americas | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | The Americas | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | The Americas | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers	5,299	5,146	10,922	10,506
Operating Segment | The Americas | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers	19,116	15,218	37,587	29,163
Operating Segment | The Americas | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers	35,765	26,615	69,943	51,229
Operating Segment | Other Countries | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Other Countries | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	165	179	467	422
Operating Segment | Other Countries | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Other Countries | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	3,162	0	5,953
Operating Segment | Other Countries | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Other Countries | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Other Countries | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers	449	417	992	1,150
Operating Segment | Other Countries | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Other Countries | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers	31,606	20,057	61,689	37,791
Operating Segment | Other Countries | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers	3,545	2,800	6,795	5,913
Corporate And Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Segment revenues /Total revenues	(1,071)	(1,178)	(1,033)	(2,531)
Corporate And Intersegment Eliminations [Member] | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	404	240	632	306
Corporate And Intersegment Eliminations [Member] | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Corporate And Intersegment Eliminations [Member] | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	(13)	(27)	(31)	(52)
Corporate And Intersegment Eliminations [Member] | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	(7)	(1)	(6)	(2)
Corporate And Intersegment Eliminations [Member] | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	166	138	308	243
Corporate And Intersegment Eliminations [Member] | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	(573)	(365)	(1,014)	(725)
Corporate And Intersegment Eliminations [Member] | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	(1,094)	(607)	(1,480)	(1,256)
Corporate And Intersegment Eliminations [Member] | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	(114)	(95)	(108)	(119)
Corporate And Intersegment Eliminations [Member] | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	574	409	1,605	775
Corporate And Intersegment Eliminations [Member] | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers	(657)	(308)	(94)	(830)
Corporate And Intersegment Eliminations [Member] | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	(414)	(870)	(939)	(1,701)
Corporate And Intersegment Eliminations [Member] | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers	(647)	(407)	(72)	(804)
Corporate And Intersegment Eliminations [Member] | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Corporate And Intersegment Eliminations [Member] | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers	¥ (10)	¥ 99	¥ (22)	¥ (26)